Business Combinations - Narrative (2024) (Details) - USD ($) $ in Thousands	Dec. 01, 2024	Oct. 01, 2024	Jan. 05, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 401,500	$ 11,300
Pinnacle Fuel LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Trade receivables			$ 800
Acquisition-related costs			200
Revenue of combined entity since acquisition date			2,300
Profit (loss) of combined entity since acquisition date			1,000
Profit (loss) of acquirees since beginning of period			0
Revenue of acquirees since beginning of period			$ 0
Dropet
Disclosure of detailed information about business combination [line items]
Revenue of combined entity since acquisition date		$ 800
Profit (loss) of combined entity since acquisition date		$ 300
I.L.S. Brokers Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Trade receivables	$ 800
Acquisition-related costs	100
Revenue of combined entity since acquisition date	300
Profit (loss) of combined entity since acquisition date	(8)
Profit (loss) of acquirees since beginning of period	200
Revenue of acquirees since beginning of period	4,500
Fixed premium	4,500
Net asset value	800
Consideration transferred	5,300
Other debtor receivables	$ 300